S000051601 [Member] Performance Management - SFT Equity Stabilization Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	SFT Equity Stabilization Fund: Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the Fund’s benchmark index and its component broad based indices. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. As such, Securian Asset Management, Inc. (Securian AM) and the Trust, on behalf of the Fund, entered into an Expense Limitation Agreement for the period, November 15, 2018 through April 30, 2021. This agreement limited the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business), to 0.80% of the Fund’s average daily net assets. The expiration of the Expense Limitation Agreement impacted expenses which negatively impacted performance. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the Fund’s benchmark index and its component broad based indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Best Quarter
3Q '24 | 7.97%
Worst Quarter
1Q '20 | -9.48%

Performance Table Heading	Average Annual Total Return (for periods ending December 31, 2025)
SFT Equity Stabilization Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.97%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020